NET FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Disclosure of detailed information about net finance costs

For the years ended December 31
($ millions)	2024	2023
Interest expense on financial liabilities measured at amortized cost:
Loans and borrowings	514	395
Subordinated hybrid notes	29	29
Leases	32	30
Interest income	(46)	(7)
Unwinding of discount rate	20	16
Gain in fair value of non-commodity-related derivative financial instruments	—	(19)
Foreign exchange losses and other	12	22
Net finance costs	561	466